CONSOLIDATED BALANCE SHEETS - CONTINUED - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Current liabilities
Accounts payable - (including $8 and $3 due to related parties in 2022 and 2021)	$ 74	$ 28
Accrued expenses	22	32
Total current liabilities	96	60
Stockholders' equity
Preferred stock, Series B	1	1
Common stock, $.01 par value; authorized, 100,000,000 shares; issued and outstanding, 5,131,934 shares at March 31, 2022 and December 31, 2021	51	51
Additional paid-in capital	63,579	63,579
Accumulated deficit	(59,231)	(59,236)
Total shareholders' equity	4,400	4,395
Total liabilities & equity	$ 4,496	$ 4,455